Equity-based compensation - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Expense from equity-settled share-based payment transactions | $			$ 14
Equity-based compensation | $	$ (14)		14
Exercised (in CAD per share) | $ / shares		$ 65.01		$ 69.42
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares authorised | shares	1,242,895	1,242,895			1,242,895
Number of share options available remaining for issuance | shares	561,925
Equity-based compensation | $	$ (13)		6
Share-based payment arrangements, vesting rate	20.00%
Share-based payment arrangements, vesting period	10 years
Exercised (in CAD per share) | $ / shares		$ 111.47		$ 123.05
Liabilities from share-based payment transactions | $	$ 7	$ 7	$ 21	$ 21
Weighted average share price, share options granted | (per share)	$ 10.43	$ 14.30	$ 30.04	$ 43.23
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	$ 2	$ 2	$ 10	$ 10	$ 3	$ 14
Number of shares outstanding | shares	680,970	680,970			680,970
Ordinary shares | Norbord Option Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares outstanding | shares	33,612	33,612			33,612
Phantom Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation | $	$ 1		$ 7
Share-based payment arrangements, vesting period	3 years
Performance Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	193,290	193,290	168,775	168,775	193,290	168,775
Deferred Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation | $			$ 2
Recovery of expense from share-based payment transactions | $	$ (2)
Number of other equity instruments outstanding in share-based payment arrangement | shares	103,318	103,318	91,450	91,450	103,318	91,450
Restricted Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	27,625	27,625	0	0	27,625	0